Equity - Accumulated other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated other comprehensive income [Line Items]
Beginning balance	₩ (1,074,453)	₩ (1,910,750)	₩ (905,223)
Change due to fair value	(1,645,009)	888,183	(1,628,697)
Reclassification:
Change due to impairment or disposal	119,001	474,619	(44,475)
Effect of hedge accounting	(582,424)	(69,484)	(190,372)
Hedging	383,053	120,980	125,178
Effects from changes in foreign exchange rate	629,914	5,178	39,856
Remeasurements of the net defined benefit plans	(83,937)	(272,792)	348,017
Deferred income taxes	433,737	(302,295)	344,718
Transfer to other account	(2,673)	(4,297)	(682)
Non-controlling interests	(1,649)	(3,795)	930
Ending balance	(1,824,440)	(1,074,453)	(1,910,750)
Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			(984,936)
Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			79,713
Gain (loss) on securities at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	(3,628,434)	(6,786,650)	(867,680)
Change due to fair value	1,465,249	3,862,277	(8,059,410)
Reclassification:
Change due to impairment or disposal	119,594	465,343	(37,142)
Effect of hedge accounting	0	0	0
Hedging	(30,371)	(28,044)	63,480
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(407,849)	(1,137,032)	2,110,516
Transfer to other account	0	0	0
Non-controlling interests	(857)	(4,328)	3,586
Ending balance	(2,482,668)	(3,628,434)	(6,786,650)
Gain (loss) on securities at fair value through other comprehensive income | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			(730,295)
Gain (loss) on securities at fair value through other comprehensive income | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			(137,385)
Equity in other comprehensive income (loss) of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	(979)	(8,135)	7,623
Change due to fair value	16,732	9,738	(16,914)
Reclassification:
Change due to impairment or disposal	0	0	(7,333)
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	(7,668)	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(2,393)	(2,582)	8,489
Transfer to other account	0	0	0
Non-controlling interests	0	0	0
Ending balance	5,692	(979)	(8,135)
Equity in other comprehensive income (loss) of associates | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			7,623
Equity in other comprehensive income (loss) of associates | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			0
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)
Accumulated other comprehensive income [Line Items]
Beginning balance			0
Change due to fair value			0
Reclassification:
Change due to impairment or disposal			0
Effect of hedge accounting			0
Hedging			0
Effects from changes in foreign exchange rate			0
Remeasurements of the net defined benefit plans			0
Deferred income taxes			0
Transfer to other account			0
Non-controlling interests			0
Ending balance			0
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach) | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			141,821
Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach) | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			(141,821)
Foreign currency translation adjustments for foreign operations
Accumulated other comprehensive income [Line Items]
Beginning balance	(118,517)	(112,283)	(125,219)
Change due to fair value	0	0	0
Reclassification:
Change due to impairment or disposal	(593)	0	0
Effect of hedge accounting	0	0	0
Hedging	(221,221)	(3,903)	(25,793)
Effects from changes in foreign exchange rate	624,565	2,316	40,679
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	13,431	(4,658)	(154)
Transfer to other account	0	0	0
Non-controlling interests	(1,176)	11	(1,796)
Ending balance	296,489	(118,517)	(112,283)
Foreign currency translation adjustments for foreign operations | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			(125,219)
Foreign currency translation adjustments for foreign operations | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			0
Net gain (loss) from cash flow hedges
Accumulated other comprehensive income [Line Items]
Beginning balance	(35,108)	(96,388)	(26,124)
Change due to fair value	0	0	0
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	(582,424)	(69,484)	(190,372)
Hedging	634,645	152,927	87,491
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(13,707)	(22,163)	32,617
Transfer to other account	0	0	0
Non-controlling interests	0	0	0
Ending balance	3,406	(35,108)	(96,388)
Net gain (loss) from cash flow hedges | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			(26,471)
Net gain (loss) from cash flow hedges | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			347
Other Comprehensive income of separate account
Accumulated other comprehensive income [Line Items]
Beginning balance			0
Change due to fair value			0
Reclassification:
Change due to impairment or disposal			0
Effect of hedge accounting			0
Hedging			0
Effects from changes in foreign exchange rate			0
Remeasurements of the net defined benefit plans			0
Deferred income taxes			0
Transfer to other account			0
Non-controlling interests			0
Ending balance			0
Other Comprehensive income of separate account | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			(22,850)
Other Comprehensive income of separate account | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			22,850
Net finance Income (expense) on insurance contract assets (liabilities)
Accumulated other comprehensive income [Line Items]
Beginning balance	2,866,623	5,039,081	333,178
Change due to fair value	(3,171,476)	(2,961,019)	6,396,337
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	837,241	788,561	(1,690,434)
Transfer to other account	0	0	0
Non-controlling interests	0	0	0
Ending balance	532,388	2,866,623	5,039,081
Net finance Income (expense) on insurance contract assets (liabilities) | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			0
Net finance Income (expense) on insurance contract assets (liabilities) | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			333,178
Remeasure-ments of the defined benefit plans
Accumulated other comprehensive income [Line Items]
Beginning balance	(292,328)	(91,993)	(343,124)
Change due to fair value	0	0	0
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	(83,937)	(272,792)	348,017
Deferred income taxes	21,794	71,935	(96,026)
Transfer to other account	0	0	0
Non-controlling interests	384	522	(860)
Ending balance	(354,087)	(292,328)	(91,993)
Remeasure-ments of the defined benefit plans | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			(343,124)
Remeasure-ments of the defined benefit plans | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			0
Net finance income (expense) on reinsurance contract assets (liabilities)
Accumulated other comprehensive income [Line Items]
Beginning balance	13,273	34,045	0
Change due to fair value	(2,077)	(28,283)	46,320
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	554	7,511	(12,275)
Transfer to other account	0	0	0
Non-controlling interests	0	0	0
Ending balance	11,750	13,273	34,045
Net finance income (expense) on reinsurance contract assets (liabilities) | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			0
Net finance income (expense) on reinsurance contract assets (liabilities) | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			0
Equity in other comprehensive income (expense) of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	9	9	(28)
Change due to fair value	0	0	9
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	0	0	(14)
Transfer to other account	0	0	42
Non-controlling interests	0	0	0
Ending balance	9	9	9
Equity in other comprehensive income (expense) of associates | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			(28)
Equity in other comprehensive income (expense) of associates | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			0
Gain (loss) on securities at fair value through other comprehensive income
Accumulated other comprehensive income [Line Items]
Beginning balance	124,892	116,719	117,967
Change due to fair value	55,179	1,459	10,880
Reclassification:
Change due to impairment or disposal	0	4,199	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	13,017	2,862	(823)
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(17,609)	(3,402)	(9,171)
Transfer to other account	(7,329)	3,055	(2,134)
Non-controlling interests	0	0	0
Ending balance	168,150	124,892	116,719
Gain (loss) on securities at fair value through other comprehensive income | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			115,423
Gain (loss) on securities at fair value through other comprehensive income | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			2,544
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk
Accumulated other comprehensive income [Line Items]
Beginning balance	(3,884)	(5,155)	(1,816)
Change due to fair value	(8,616)	4,011	(5,919)
Reclassification:
Change due to impairment or disposal	0	5,077	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	2,275	(465)	1,170
Transfer to other account	4,656	(7,352)	1,410
Non-controlling interests	0	0	0
Ending balance	₩ (5,569)	₩ (3,884)	(5,155)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk | Previously stated [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			(1,816)
Gain (loss) on financial liabilities measured at FVTPL attributable to changes in credit risk | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | IFRS 17 [member]
Accumulated other comprehensive income [Line Items]
Beginning balance			₩ 0